Equity Method Investments	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Equity Method Investments
Equity method investments consist of the following:

	December 31,
	2014	2013
	(in millions)
Operating equity method investments	$377.6	$379.7
Non-operating equity method investments	483.9	546.3
Investments in and advances to affiliates	$861.5	$926.0

Operating Equity Method Investments
Our equity method investments included in operating earnings consist of: (1) a 50% ownership interest in Point Lisas Nitrogen Limited (PLNL), which operates an ammonia production facility in the Republic of Trinidad and Tobago; and (2) a 50% interest in an ammonia storage joint venture located in Houston, Texas. We include our share of the net earnings from these investments as an element of earnings from operations because these operations provide additional production and storage capacity to our operations and are integrated with our other supply chain and sales activities in the ammonia segment.
The combined results of operations and financial position for our operating equity method investments are summarized below:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Summarized statement of operations information:
Net sales	$309.9	$323.7	$320.9
Net earnings	$89.4	$102.7	$97.3
Equity in earnings of operating affiliates	$43.1	$41.7	$47.0

	December 31,
	2014	2013
	(in millions)
Summarized balance sheet information:
Current assets	$111.2	$84.3
Noncurrent assets	130.5	147.3
Total assets	$241.7	$231.6
Current liabilities	$39.4	$36.5
Noncurrent liabilities	22.0	25.0
Equity	180.3	170.1
Total liabilities and equity	$241.7	$231.6

The total carrying value of these investments as of December 31, 2014 was $377.6 million, which was $287.4 million more than our share of the affiliates' book value. The excess is primarily attributable to the purchase accounting impact of our acquisition of the investment in PLNL and reflects primarily the revaluation of property, plant and equipment, the value of an exclusive natural gas contract and goodwill. The increased basis for property, plant and equipment and the gas contract are being amortized over a remaining period of approximately 19 years and 9 years, respectively. Our equity in earnings of operating affiliates is different from our ownership interest in income reported by the unconsolidated affiliates due to amortization of these basis differences.
We have transactions in the normal course of business with PLNL reflecting our obligation to purchase 50% of the ammonia produced by PLNL at current market prices. Our ammonia purchases from PLNL totaled $141.1 million, $151.0 million and $145.7 million in 2014, 2013 and 2012, respectively.
Non-Operating Equity Method Investments
Our non-operating equity method investments consist of: (1) a 50% ownership of KEYTRADE AG (Keytrade), a fertilizer trading company headquartered near Zurich, Switzerland; and (2) a 50% ownership in GrowHow UK Limited (GrowHow), which operates nitrogen production facilities in the United Kingdom. We account for these investments as non-operating equity method investments, and exclude the net earnings of these investments in earnings from operations since these operations do not provide additional capacity to us, nor are these operations integrated within our supply chain.
The combined results of operations and financial position of our non-operating equity method investments are summarized below:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Summarized statement of operations information:
Net sales	$2,005.2	$2,489.1	$2,751.6
Net earnings	$80.0	$43.0	$141.9
Equity in earnings of non-operating affiliates—net of taxes	$22.5	$9.6	$58.1

	December 31,
	2014	2013
	(in millions)
Summarized balance sheet information:
Current assets	$499.8	$540.3
Noncurrent assets	298.2	319.3
Total assets	$798.0	$859.6
Current liabilities	$290.7	$310.6
Noncurrent liabilities	186.9	168.9
Equity	320.4	380.1
Total liabilities and equity	$798.0	$859.6

In conjunction with our investment in Keytrade, we provided financing to Keytrade in exchange for subordinated notes that mature on September 30, 2017 and bear interest at LIBOR plus 1.00 percent. As of December 31, 2014 and 2013, the amount of the outstanding advances to Keytrade on our consolidated balance sheets was $12.4 million. For the twelve months ended December 31, 2014, 2013 and 2012, we recognized interest income on advances to Keytrade of approximately $0.2 million. The carrying value of our advances to Keytrade approximates fair value.
Excluding the advances to Keytrade, the carrying value of our non-operating equity method investments as of December 31, 2014 was $471.5 million, which was $311.3 million more than our share of the affiliates' book value. The excess is primarily attributable to the purchase accounting impact of our acquisition of GrowHow and reflects the revaluation of property, plant and equipment, identifiable intangibles and goodwill. The increased basis for property, plant and equipment and identifiable intangibles are being depreciated over remaining periods up to 11 years. Our equity in earnings of non-operating affiliates—net of taxes is different than our ownership interest in their net earnings due to the amortization of basis differences.
As of December 31, 2014, the amount of our consolidated retained earnings that represents our undistributed earnings of non-operating equity method investments is $12.3 million.